Common Stock	3 Months Ended
Mar. 31, 2014
Equity [Abstract]
Common Stock Disclosure [Text Block]
Note 9 – Common Stock

In February and March 2014, we sold an aggregate of 591,666 shares of our common stock, par value $0.0001, in a private placement offering for gross proceeds of $1,774,999. Palladium Capital Advisors, LLC (“Palladium”) acted as our placement agent for the offering, received a commission of $75,000 and was issued 22,083 five-year warrants exercisable at $3.00 per share. The Company estimated that the fair value of warrant was $62,241 using the Black-Scholes option pricing model. The fair value of the warrant granted to Palladium was estimated as of the date of grant using the following assumptions: (1) expected volatility of 58.9%, (2) risk-free interest rate of 1.53% and (3) expected life of five years. The Company accounted for the fair value of the warrant as a cost of the private placement offering resulting in a charge directly to stockholders’ equity. Net proceeds, after the payment of commissions and legal and other expenses of $90,766, amounted to $1,684,233.

Shares Granted to Directors, Consultants and Employees

On January 27, 2014, we entered into a six month joint marketing agreement with a third party consultant. Pursuant to the terms of the agreement, we are required to pay a cash fee of $40,000 for the first month of service, $30,000 for the second and third month and $10,000 per month thereafter. Additionally, we issued the consultant 30,000 fully vested shares of common stock, having a fair value of $123,744, based on the quoted closing trading price of our common stock as of the grant date. We recorded $123,744 as compensation expense pertaining to this grant during the three months ended March 31, 2014.

On January 30, 2014, we granted 2,000 fully-vested shares of common stock, having a fair value of $6,056, based on the quoted closing trading price of our common stock as of the grant date, to an advisor for services provided. We recorded $6,056 as professional fees expense pertaining to this grant during the three months ended March 31, 2014.